Stock-Based Compensation	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation

Note 9 – Stock-Based Compensation

The company has various stock option and stock award plans. At June 30, 2012, 21.1 million shares were available for future grant in the form of options, restricted shares or stock appreciation rights. The company will satisfy the requirement for common stock for share-based payments by issuing shares out of authorized but unissued common stock.

Stock Options The exercise price of each stock option equals the market price of the company’s stock on the date of grant. Options can generally be exercised over a maximum term of 10 years. Options generally cliff vest and expense is recognized on a straightline basis during the vesting period.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model and the following weighted average assumptions:

	2012	2011	2010
Weighted average expected lives	7.0 years	7.2 years	8.0 years
Weighted average risk-free interest rates	1.37%	2.08%	3.03%
Range of risk-free interest rates	1.28-1.38%	1.91-2.66%	3.02-3.15%
Weighted average expected volatility	28.1%	28.0%	27.2%
Range of expected volatility	28.1-28.3%	27.3-30.0%	27.2-27.6%
Dividend yield	2.5%	2.9%	4.4%

The company uses historical volatility for a period of time that is comparable to the expected life of the option to determine volatility assumptions.

A summary of the changes in stock options outstanding under the company’s option plans during 2012 is presented below:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Options outstanding at July 2, 2011	11,515	$24.33	4.6	$66

Granted	503	28.75	–	–
Exercised	(3,608)	25.16	–	–
Canceled / expired	(2,146)	27.86	–	–

Options outstanding at June 30, 2012	6,264	$23.01	3.2	$38

Options exercisable at June 30, 2012	5,704	$22.65	2.7	$37

The company received cash from the exercise of stock options during 2012 of $84 million. As of June 30, 2012, the company had $2.3 million of total unrecognized compensation expense related to stock option plans that will be recognized over the weighted average period of 1.1 years.

In millions except per share data	2012	2011	2010
Number of options exercisable at end of fiscal year	5,704	7,784	8,482
Weighted average exercise price of options exercisable at end of fiscal year	$22.65	$26.38	$27.31
Weighted average grant date fair value of options granted during the fiscal year	$ 6.35	$ 5.29	$ 2.92
Total intrinsic value of options exercised during the fiscal year	$ 23.5	$ 8.0	$ 0.9
Fair value of options that vested during the fiscal year	$ 16.9	$ 4.5	$ 6.3

Stock Unit Awards Restricted stock units (RSUs) are granted to certain employees to incent performance and retention over periods ranging from one to three years. Upon the achievement of defined parameters, the RSUs are generally converted into shares of the company’s common stock on a one-for-one basis and issued to the employees. A portion of all RSUs vest solely upon continued future service to the company. A portion of RSUs vest based upon continued future employment and the achievement of certain defined performance measures. The cost of these awards is determined using the fair value of the shares on the date of grant, and compensation is recognized over the period during which the employees provide the requisite service to the company. All RSU’s immediately vested upon the completion of the spin-off, with the exception of the RSU’s granted in November 2011. A summary of the changes in the stock unit awards outstanding under the company’s benefit plans during 2012 is presented below:

(shares in thousands)	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Nonvested share units at July 2, 2011	4,993	$19.73	1.1	$149

Granted	767	29.09	–	–
Vested	(4,463)	19.81	–	–
Forfeited	(957)	24.56	–	–

Nonvested share units at June 30, 2012	340	$26.24	0.7	$ 10

Exercisable share units at June 30, 2012	84	$20.67	4.8	$ 2

As of June 30, 2012, the company had $2 million of total unrecognized compensation expense related to stock unit plans that will be recognized over the weighted average period of 1.74 years.

In millions except per share data	2012	2011	2010
Stock Unit Awards:
Fair value of share-based units that vested during the fiscal year	$ 88	$ 42	$ 35
Weighted average grant date fair value of share based units granted during the fiscal year	$29.09	$23.40	$15.56
All Stock-Based Compensation:
Total compensation expense	$ 35	$ 41	$ 35
Tax benefit on compensation expense	$ 11	$ 15	$ 13